Description of Organization, Business Operations and Basis of Presentation	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
DESCRIPTION OF ORGANIZATION, BUSINESS OPERATIONS AND BASIS OF PRESENTATION
NOTE 1. DESCRIPTION OF ORGANIZATION, BUSINESS OPERATIONS AND BASIS OF PRESENTATION
TortoiseEcofin Acquisition Corp. III (the “Company”) was incorporated as a Cayman Islands exempted company on February 3, 2021. The Company was formed for the purpose of effecting a merger, amalgamation, share exchange, asset acquisition, share purchase, reorganization or similar business combination with one or more businesses or entities (the “Business Combination”). The Company is an emerging growth company and, as such, the Company is subject to all of the risks associated with emerging growth companies.
The Company has one wholly-owned subsidiary, TRTL III Merger Sub Inc., a Delaware corporation (“Merger Sub”), which was formed for the sole purpose of the consummation of a potential business combination (the “Transactions”) between the Company and One Energy Enterprises Inc., a Delaware corporation (“One Energy”) (see Note 5).
All activity for the period from February 3, 2021 (inception) through March 31, 2024 relates to the Company’s formation and its initial public offering (the “Initial Public Offering”), which is described below, and, subsequent to the Initial Public Offering, the search for a prospective acquisition for an initial Business Combination. The Company will not generate any operating revenues until after the completion of its initial Business Combination, at the earliest. The Company may generate non-operating
income in the form of interest income on cash and investments held in trust from the proceeds of its Initial Public Offering. The Company’s fiscal year end is December 31.
The Company’s sponsor is TortoiseEcofin Sponsor III LLC, a Cayman Islands limited liability company (the “Sponsor”), which is owned primarily by Hennessy Capital Growth Partners Fund I SPV V, LLC, a Delaware limited liability company (“HCGP”), and the Company’s management (directly or indirectly, including through family trusts). The registration statement for the Company’s Initial Public Offering was declared effective on July 19, 2021. On July 22, 2021, the Company consummated its Initial Public Offering of 30,000,000 units (the “Units” and, with respect to the Class A ordinary shares included in the Units being offered, the “Public Shares”), at $10.00 per Unit, generating gross proceeds of $300.0 million, and incurring offering costs of approximately $28.3 million, of which $10.5 million was for deferred underwriting commissions (see Note 5) and $11.1 million was the excess of fair value over price paid for Founder Shares sold to certain qualified institutional buyers or institutional accredited investors (the “Anchor Investors”). On July 23, 2021, the underwriters exercised their over-allotment option in full and on July 27, 2021, they purchased 4,500,000 additional Units, generating gross proceeds of $45.0 million (the “Over-Allotment”), and incurring offering costs of approximately $2.5 million, of which approximately $1.6 million was for deferred underwriting commissions. Approximately $1.3 million of the offering costs were allocated to derivative warrant liabilities. The Anchor Investors purchased 32,400,000 Units in the Initial Public Offering and the Over-Allotment. None of the Anchor Investors are affiliated with any member of the Company’s management.
Simultaneously with the closing of the Initial Public Offering, the Company completed the sale of 6,333,333 warrants (each, a “Private Placement Warrant” and collectively, the “Private Placement Warrants”) in a private placement (the “Private Placement”), at a price of $1.50 per Private Placement Warrant, to TortoiseEcofin Borrower LLC, a Delaware limited liability company (“TortoiseEcofin Borrower”), generating proceeds of $9.5 million (see Note 4). Concurrently with the consummation of the Over-Allotment on July 27, 2021, TortoiseEcofin Borrower purchased 600,000 additional Private Placement Warrants, generating proceeds of $900,000 (the “Second Private Placement”). Pursuant to that certain securities purchase agreement, dated as of July 19, 2023, HCGP acquired from TortoiseEcofin Borrower all of its limited liability company interests in the Sponsor, as well as 5,893,333 Private Placement Warrants held by TortoiseEcofin Borrower.

Upon the closing of the Initial Public Offering and the Private Placement on July
22
,
2021
, and the Over-Allotment and the Second Private Placement on July
27
,
2021
, the net proceeds thereof consisting of $
345.0
 million ($
10.00
per Unit) were placed in a trust account (the “Trust Account”), located in the United States with Continental Stock Transfer & Trust Company acting as trustee, and may be invested only in U.S. government securities, within the meaning set forth in Section
2
(a)
(16)
of the Investment Company Act of
1940
, as amended (the “Investment Company Act”), with a maturity of
185
days or less or in money market funds meeting the conditions of paragraphs (d)
(1)
, (d)
(2)
, (d)
(3)
and (d)
(4)
of
Rule2a-7of
the Investment Company Act, as determined by the Company, until the earlier of: (i) the completion of a Business Combination and (ii) the distribution of the Trust Account as described below.
The Company’s management (“management”) has broad discretion with respect to the specific application of the net proceeds of the Initial Public Offering, the Over-Allotment and the sale of the Private Placement Warrants, although substantially all of the net proceeds are intended to be applied generally toward consummating a Business Combination. There is no assurance that the Company will be able to complete a Business Combination successfully. The Company must complete one or more initial Business Combinations having an aggregate fair market value of at least 80% of the net assets held in the Trust Account (net of amounts disbursed to management for working capital purposes and excluding the amount of any deferred underwriting discount held in the Trust Account) at the time of the signing of the agreement to enter into the initial Business Combination, and a majority of the independent directors must approve such initial Business Combination. However, the Company will only complete a Business Combination if the post-transaction company owns or acquires 50% or more of the outstanding voting securities of the target or otherwise acquires a controlling interest in the target sufficient for it not to be required to register as an investment company under the Investment Company Act.

The Company will provide the holders (the “Public Shareholders”) of Public Shares with the opportunity to redeem all or a portion of their Public Shares upon the completion of a Business Combination either (i) in connection with a shareholder meeting called to approve the Business Combination or (ii) by means of a tender offer. The decision as to whether the Company will seek shareholder approval of a Business Combination or conduct a tender offer will be made by the Company, solely in its discretion. The Public Shareholders will be entitled to redeem their Public Shares for a pro rata portion of the amount then in the Trust Account (initially at $
10.00
per Public Share, plus any pro rata interest earned on the funds held in the Trust Account and not previously released to the Company to pay its taxes). The per-share
amount to be distributed to Public Shareholders who redeem their Public Shares will not be reduced by the deferred underwriting commissions the Company will pay to the underwriters (as discussed in Note
5)
. These Public Shares are classified as temporary equity in accordance with the Financial Accounting Standards Board’s (“FASB”) Accounting Standards Codification (“ASC”) Topic
480
“Distinguishing Liabilities from Equity.” In such case, the Company will proceed with a Business Combination if the Company has net tangible assets of at least $
5,000,001
upon such consummation of a Business Combination and only if a majority of the ordinary shares, represented in person or by proxy and entitled to vote thereon, voted at a shareholder meeting are voted in favor of the Business Combination. If a shareholder vote is not required by law and the Company does not decide to hold a shareholder vote for business or other reasons, the Company will, pursuant to the amended and restated memorandum and articles of association which the Company adopted in connection with the Initial Public Offering (the “Amended and Restated Memorandum and Articles of Association”), conduct the redemptions pursuant to the tender offer rules of the U.S. Securities and Exchange Commission (the “SEC”) and file tender offer documents with the SEC prior to completing a Business Combination. If, however, shareholder approval of the transactions is required by law, or the Company decides to obtain shareholder approval for business or other reasons, the Company will offer to redeem shares in conjunction with a proxy solicitation pursuant to the proxy rules and not pursuant to the tender offer rules. Additionally, each Public Shareholder may elect to redeem their Public Shares irrespective of whether they vote for or against the proposed transaction or vote at all. If the Company seeks shareholder approval in connection with a Business Combination, the initial shareholders (as defined below) and HCGP agreed to vote their Founder Shares (as defined below in Note
4)
and any Public Shares purchased during or after the Initial Public Offering, and the Anchor Investors agreed to vote any Founder Shares held by them, in favor of a Business Combination. Subsequent to the consummation of the Initial Public Offering, the Company adopted an insider trading policy which requires insiders to: (i) refrain from purchasing shares during certain blackout periods and when they are in possession of any material non-public
information and (ii) clear all trades with the Company’s legal counsel prior to execution. In addition, HCGP and the initial shareholders agreed that they will not be entitled to redemption rights with respect to their Founder Shares and Public Shares in connection with the completion of a Business Combination.
Notwithstanding the foregoing, if the Company seeks shareholder approval of its Business Combination and does not conduct redemptions in connection with its Business Combination pursuant to the tender offer rules, the Amended and Restated Memorandum and Articles of Association provides that a Public Shareholder, together with any affiliate of such shareholder or any other person with whom such shareholder is acting in concert or as a “group” (as defined under Section 13 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”)), will be restricted from redeeming its shares with respect to more than an aggregate of 20% of the Class A ordinary shares sold in the Initial Public Offering, without the prior consent of the Company.
At the time of the Initial Public Offering, the Company’s Sponsor, officers and directors (the “initial shareholders”) agreed not to propose an amendment to the Amended and Restated Memorandum and Articles of Association that would modify the substance or timing of the Company’s obligation to provide holders of its Public Shares the right to have their shares redeemed in connection with a Business Combination or to redeem 100% of the Company’s Public Shares if the Company does not complete its Business Combination within 24 months from the closing of the Initial Public Offering, or July 22, 2023, or 27 months from the closing of the Initial Public Offering, or October 22, 2023, if the Company executed a letter of intent, agreement in principle or definitive agreement for an initial Business Combination within 24 months from the closing of the Initial Public Offering but has not completed the initial Business Combination within such
24-month
period or with respect to any other provision relating to the rights of Public Shareholders, unless the Company will provide the Public Shareholders with the opportunity to redeem their Class A ordinary shares in conjunction with any such amendment. On July 20, 2023, the Company issued a press release announcing that it had executed a new non-binding
letter of intent for a proposed business combination with an industrial renewable power solutions company (the “Letter of Intent”). As a result of the signed Letter of Intent, pursuant to the provisions of the Company’s Amended and Restated Memorandum and Articles of Association, the date by which the Company must consummate its Business Combination was automatically extended from July 22, 2023 to October 22, 2023.
On October 19, 2023, the Company held an extraordinary general meeting in lieu of an annual general meeting of shareholders (the “First Extension Meeting”) and filed an amendment to the Amended and Restated Memorandum and Articles of Association to extend the date by which the Company has to consummate an initial Business Combination from October 22, 2023 on a monthly basis up to six times until
April 22, 2024
(or such earlier date as determined by the board of directors of the Company (the “Board”)). The Company agreed to deposit $
258,970.53
per month into the Trust Account, for each calendar month (commencing on October 23, 2023 and on the 23rd day of each subsequent month) until April 22, 2024, or portion thereof, that is needed to complete an initial Business Combination. As a result, the date by which the Company must consummate its Business Combination was extended from October 22, 2023 to April 22, 2024.
On April 19, 2024, the Company held an extraordinary general meeting of shareholders (the “Second Extension Meeting”) and filed an amendment to the Amended and Restated Memorandum and Articles of Association to extend the date by which the Company has to consummate an initial Business Combination from April 22, 2024 on a monthly basis up to six times until
October 22, 2024
(or such earlier date as determined by the Board). The

Company agreed to deposit $
310,396.26
per month into the Trust Account, for each calendar month (commencing on April
23
,
2024
and on the
23
rd day of each subsequent month) until October
22
,
2024
, or portion thereof, that is needed to complete an initial Business Combination. As a result, the date by which the Company must consummate its Business Combination was extended from April
22
,
2024
to October
22
,
2024
(the “Combination Period”).
If the Company
 has not completed a Business Combination within the Combination Period, the Company will (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but not more than ten business days thereafter, redeem the Public Shares, at a per-share
price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account, including interest earned on the funds held in the Trust Account and not previously released to the Company to pay its taxes (less up to $
100,000
of interest to pay dissolution expenses and net of taxes payable), divided by the number of then outstanding Public Shares, which redemption will completely extinguish the Public Shareholders’ rights as shareholders (including the right to receive further liquidating distributions, if any), subject to applicable law, and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the remaining shareholders and the Board, liquidate and dissolve, subject in the case of clauses (ii) and (iii), to the Company’s obligations under Cayman Islands law to provide for claims of creditors and the requirements of other applicable law.
HCGP and the initial shareholders agreed to waive their liquidation rights with respect to the Founder Shares held by them if the Company fails to complete a Business Combination within the Combination Period. However, if the initial shareholders acquire Public Shares in or after the Initial Public Offering, they will be entitled to liquidating distributions from the Trust Account with respect to such Public Shares if the Company fails to complete a Business Combination within the Combination Period. Three of the four underwriters agreed to waive their rights to their deferred underwriting commission (see Note 5) held in the Trust Account with respect to the Company’s Letter of Intent for the Transactions with One Energy, and, in such event, such amounts will be included with the other funds held in the Trust Account that will be available to fund the redemption of the Public Shares. In the event of such distribution, it is possible that the per share value of the assets remaining available for distribution (including Trust Account assets) will be only $10.00 per share initially held in the Trust Account. In order to protect the amounts held in the Trust Account, the Sponsor agreed to be liable to the Company if and to the extent any claims by a third party for services rendered or products sold to the Company, or a prospective target business with which the Company has discussed entering into a transaction agreement, reduce the amount of funds in the Trust Account to below the lesser of (i) $10.00 per Public Share and (ii) the actual amount per Public Share held in the Trust Account as of the date of the liquidation of the Trust Account if less than $10.00 per Public Share due to reductions in the value of the trust assets. This liability will not apply with respect to any claims by a third party who executed a waiver of any right, title, interest or claim of any kind in or to any monies held in the Trust Account or to any claims under the Company’s indemnity of the underwriters of the Initial Public Offering against certain liabilities, including liabilities under the Securities Act of 1933, as amended (the “Securities Act”).
Moreover, in the event that an executed waiver is deemed to be unenforceable against a third party, the Sponsor will not be responsible to the extent of any liability for such third-party claims. The Company will seek to reduce the possibility that the Sponsor will have to indemnify the Trust Account due to claims of creditors by endeavoring to have all vendors, service providers (excluding the Company’s independent registered public accounting firm), prospective target businesses or other entities with which the Company does business, execute agreements with the Company waiving any right, title, interest or claim of any kind in or to monies held in the Trust Account.

On July 17, 2023, three of the four underwriters for the Company’s Initial Public Offering, consisting of Barclays Capital Inc., Goldman Sachs & Co. LLC and Academy Securities, Inc., agreed to waive all rights to their respective portion of the underwriting commissions (or approximately $
9.96
 million of the total $
12.075
 million of the underwriting commissions) with respect to the Transactions with One Energy.
One
of the underwriters had further agreed to waive all rights to their respective portion of the underwriting commissions (approximately $
4.83
million) with respect to the Transactions with One Energy or to any future Business Combination.
Pursuant to that certain securities purchase agreement, dated as of July 19, 2023, HCGP acquired from TortoiseEcofin Borrower all of its limited liability company interests in the Sponsor, as well as 5,893,333 Private Placement Warrants held by TortoiseEcofin Borrower. In connection with the transaction, HCGP assumed Tortoise Capital Advisors, L.L.C.’s (“Tortoise Capital Advisors”) rights and obligations under the Administrative Support Agreement (see Note 4).
On July 31, 2023, the Board appointed Jack Leeney, Andrew Lipsher and Matthew Schindel as directors of the Company, effective immediately. Each of the directors serves on the audit, compensation and nominating and corporate governance committees of the Board with Mr. Leeney serving as chair of the compensation committee, Mr. Lipsher serving as chair of the nominating and corporate governance committee, and Mr. Schindel serving as chair of the audit committee. As compensation for their services, each of the directors received 20,000 Class B ordinary shares of the Company and will also be entitled to cash compensation of $25,000 per quarter.
On December 10, 2023, the Company entered into Loan and Transfer Agreements (the “December 2023 Loan and Transfer Agreements”) with the Sponsor, One Energy and other parties (the “December 2023 Lenders”), pursuant to which the December 2023 Lenders agreed to loan an aggregate of
$1.0
million to the Sponsor (the “December 2023 Loan”) and the Sponsor intends to loan such amount to the Company (the “December 2023 SPAC Loan”). Neither the December 2023 Loan nor the December 2023 SPAC Loan will accrue any interest. As of March 31, 2024 and December 31, 2023,
$
999,000
had been drawn and outstanding under the December 2023 Loan and Transfer Agreements.
The Sponsor and the Company are jointly responsible for the payment of the principal amount of the December 2023 Loan within five business days of the completion of the Transactions with One Energy. In addition, within five business days of the completion of the Transactions with One Energy, One Energy will pay the December 2023 Lenders an additional one-time
cash payment in the aggregate amount of $
499,500
. In addition, in the event the Transactions with One Energy are completed and a mandatory trigger of One Energy’s Series A preferred stock occurs, each December 2023 Lender will have a one-time
option to cause the combined publicly-listed company to repurchase up to
360,000
shares of Class A common stock, on an
as-converted
basis, owned by such December 2023 Lender as a result of private purchases of One Energy’ shares prior to the closing of the Transactions
(the “Closing”)
at $
10.00
per share, which option is exercisable within the first thirty trading days following the completion of the Transactions with One Energy.
If the Transactions with One Energy are not completed, One Energy will issue to each December 2023 Lender the number of shares of its common stock equal to the principal amount of the December 2023 Loan at a price that values One Energy at its most recent private company equity valuation. If One Energy’s shares of common stock are not listed on a national securities exchange by December 31, 2026, each December 2023 Lender will also have a one-time
option to cause One Energy to redeem all of their owned shares resulting from the agreement for an amount equal to the product of (x) 1.05 and (y) each December 2023 Lender’s pro rata amount of the December 2023 Loan.
As additional consideration for the December 2023 Lenders making the December 2023 Loan available to the Sponsor, the Sponsor agreed to transfer to the December 2023 Lenders an aggregate of
499,500 Class B ordinary shares of the Company upon the
Closing
of the Transactions with One Energy.

On February 15, 2024, the Company entered into Loan
a
nd Transfer Agreements (the “February 2024 Loan and Transfer Agreements”) with the Sponsor, One Energy and other parties (the “February 2024 Lenders”), pursuant to which the February 2024 Lenders agreed to loan an aggregate of $
333,000
to the Sponsor (the “February 2024 Loan”) and the Sponsor intends to loan such amount to the Company (the “February 2024 SPAC Loan”). Neither the February 2024 Loan nor the February 2024 SPAC Loan will accrue any interest.
 As of March 31, 2024
,
$
333,000
had been drawn and outstanding under the February 2024
SPAC
Loan.
The Sponsor and the Company are jointly responsible for the payment of the principal amount of the February 2024 Loan within five business days of the completion of the Transactions with One Energy. In addition, within five business days of the completion of the Transactions with One Energy, One Energy will pay the February 2024 Lenders an additional one-time cash payment
in the aggregate amount of $166,500. In addition, in the event the Transactions with One Energy are
completed and a mandatory trigger of One Energy’s Series A preferred stock occurs, the February 2024 Lenders will have a one-time option to
cause Pubco to repurchase up to an aggregate of 120,000 shares of One Energy Class A Common Stock, on an as-converted basis, owned
by the February 2024 Lenders at $10.00 per share, which option is exercisable within the first thirty trading days following the completion of the Transactions with One Energy.
If the Transactions with One Energy
are
not completed, One Energy will issue to each February 2024 Lender the number of shares of its common stock equal to the principal amount of its February 2024 Loan at a price that values One Energy at its most recent private company equity valuation. If One Energy’s shares of common stock are not listed on a national securities exchange by December 31, 2026, each February 2024 Lender will also have a one-time option to
cause One Energy to redeem all of its owned shares resulting from the February 2024 Loan and Transfer Agreement for an amount equal to the product of (x) 1.05 and (y) each February 2024 Lender’s pro rata amount of the February 2024 Loan.
As additional consideration for the February 2024 Lenders making the February 2024 Loan available to the Sponsor, the Sponsor agreed to transfer to the February 2024 Lenders an aggregate of
166,500
of
the Company’s Class B ordinary shares upon the
Closing
of the Transactions with One Energy.

Liquidity, Capital Resources and Going Concern
As of March 31, 2024, the Company had approximately $166,000 in operating cash and a working capital deficit of approximately $1,714,000.
The Company’s liquidity needs prior to the consummation of the Initial Public Offering were satisfied through the payment of $25,000 from the Sponsor to cover certain expenses on behalf of the Company in consideration of Founder Shares, and a loan from the Sponsor of approximately $195,000, under the Note (as defined in Note 4). The Company repaid the Note in full on July 22, 2021 and borrowings under the Note are no longer available.
Subsequent to the consummation of the Initial Public Offering, the Company’s liquidity has been satisfied through the net proceeds of $3.5 million from the consummation of the Initial Public Offering, the Over-Allotment, the Private Placement and the Second Private Placement held outside of the Trust Account. In addition, in order to finance general working capital needs in connection with a Business Combination, the Sponsor or an affiliate of the Sponsor, or certain of the Company’s officers and directors may, but are not obligated to, provide the Company Working Capital Loans (as defined in Note 5). On February 1, 2023, the Company issued a nonconvertible, unsecured promissory note (the “2023 Note”) in the principal amount of $500,000 to TortoiseEcofin Borrower. The 2023 Note does not bear interest and is repayable in full upon consummation of a Business Combination. If the Company does not complete a Business Combination, the 2023 Note will not be repaid and all amounts owed under it will be forgiven. On July 19, 2023, The Company issued a promissory note (the “HCGP Note”) in the principal amount of up to $
1,000,000
to HCGP. The HCGP Note was issued in connection with advances HCGP may make in the future to the Company for working capital expenses. The HCGP Note bears no interest and is repayable in full upon the earlier of (i) the date on which the Company consummates its initial Business Combination and (ii) the date that the winding up of the Company is effective. At the election of HCGP, all or a portion of the unpaid principal amount of the HCGP Note may be converted into Conversion Warrants. The Conversion Warrants and their underlying securities are entitled to the registration rights set forth in the HCGP Note. On August 7, 2023 and August 18, 2023, the Company borrowed $
100,000
and $
280,000
, respectively, under the HCGP Note. See Note 4. As of March 31, 2024 and December 31, 2023, there was $
335,000
outstanding under Working Capital Loans reported as promissory note – related party on the accompanying condensed consolidated balance sheets.
In connection with the Company’s assessment of going concern considerations in accordance with FASB ASC Topic
205-40,
“Presentation of Financial Statements-Going Concern,” management has determined that the liquidity condition and mandatory liquidation and subsequent dissolution raise substantial doubt about the Company’s ability to continue as a going concern. The Company intends to complete a Business Combination before the mandatory liquidation date of October 22, 2024; however, there can be no assurance that the Company will be able to consummate a Business Combination by the Combination Period. No adjustments have been made to the carrying amounts of assets or liabilities should the Company be required to liquidate after the Combination Period. The condensed consolidated fina
ncial statements do not include any adjustment that might be necessary if the Company is unable to continue as a going concer
n.

NOTE 1. DESCRIPTION OF ORGANIZATION, BUSINESS OPERATIONS AND BASIS OF PRESENTATION
TortoiseEcofin Acquisition Corp. III (the “Company”) was incorporated as a Cayman Islands exempted company on February 3, 2021. The Company was formed for the purpose of effecting a merger, amalgamation, share exchange, asset acquisition, share purchase, reorganization or similar business combination with one or more businesses or entities (the “Business Combination”). The Company is an emerging growth company and, as such, the Company is subject to all of the risks associated with emerging growth companies.
The Company has one wholly-owned subsidiary, TRTL III Merger Sub Inc., a Delaware corporation (“Merger Sub”), which was formed for the sole purpose of the consummation of a potential business combination (the “Transactions”) between the Company and One Energy Enterprises Inc., a Delaware corporation (“One Energy”) (see Note 5).
All activity for the period from February 3, 2021 (inception) through December 31, 2023 relates to the Company’s formation and its initial public offering (the “Initial Public Offering”), which is described below, and, subsequent to the Initial Public Offering, the search for a prospective acquisition for an initial Business Combination. The Company will not generate any operating revenues until after the completion of its initial Business Combination, at the earliest. The Company may generate non-operating
income in the form of interest income on cash and investments held in trust from the proceeds of its Initial Public Offering. The Company’s fiscal year end is December 31.
The Company’s sponsor is TortoiseEcofin Sponsor III LLC, a Cayman Islands limited liability company (the “Sponsor”), which is owned primarily by Hennessy Capital Growth Partners Fund I SPV V, LLC, a Delaware limited liability company (“HCGP”), and the Company’s management (directly or indirectly, including through family trusts). The registration statement for the Company’s Initial Public Offering was declared effective on July 19, 2021. On July 22, 2021, the Company consummated its Initial Public Offering of 30,000,000 units (the “Units” and, with respect to the Class A ordinary shares included in the Units being offered, the “Public Shares”), at $10.00 per Unit, generating gross proceeds of $300.0 million, and incurring offering costs of approximately $28.3 million, of which $10.5 million was for deferred underwriting commissions (see Note 5) and $11.1 million was the excess of fair value over price paid for Founder Shares sold to certain qualified institutional buyers or institutional accredited investors (the “Anchor Investors”). On July 23, 2021, the underwriters exercised their over-allotment option in full and on July 27, 2021, they purchased 4,500,000 additional Units, generating gross proceeds of $45.0 million (the “Over-Allotment”), and incurring offering costs of approximately $2.5 million, of which approximately $1.6 million was for deferred underwriting commissions. Approximately $1.3 million of the offering costs were allocated to derivative warrant liabilities. The Anchor Investors purchased 32,400,000 Units in the Initial Public Offering and the Over-
Allotment
. None of the Anchor Investors are affiliated with any member of the Company’s management.
Simultaneously with the closing of the Initial Public Offering, the Company completed the sale of 6,333,333 warrants (each, a “Private Placement Warrant” and collectively, the “Private Placement Warrants”) in a private placement (the “Private Placement”), at a price of $1.50 per Private Placement Warrant, to TortoiseEcofin Borrower LLC, a Delaware limited liability company (“TortoiseEcofin Borrower”), generating proceeds of $9.5 million (see Note 4). Concurrently with the consummation of the Over-Allotment on July 27, 2021, TortoiseEcofin Borrower purchased 600,000 additional Private Placement Warrants, generating proceeds of $900,000 (the “Second Private Placement”). Pursuant to that certain securities purchase agreement, dated as of July 19, 2023, HCGP acquired from TortoiseEcofin Borrower all of its limited liability company interests in the Sponsor, as well as 5,893,333 Private Placement Warrants held by TortoiseEcofin Borrower.
Upon the closing of the Initial Public Offering and the Private Placement on July 22, 2021, and the Over-Allotment and the Second Private Placement on July 27, 2021, the net proceeds thereof consisting of $345.0 million ($10.00 per Unit) were placed in a trust account (the “Trust Account”), located in the United
States with Continental Stock Transfer & Trust Company acting as trustee, and may be invested only in U.S. government securities, within the meaning set forth in Section 2(a)(16) of the Investment Company Act of 1940, as amended (the “Investment Company Act”), with a maturity of 185 days or less or in money market funds meeting the conditions of paragraphs (d)(1), (d)(2), (d)(3) and (d)(4) of Rule
2a-7
of the Investment Company Act, as determined by the Company, until the earlier of: (i) the completion of a Business Combination and (ii) the distribution of the Trust Account as described below.
The Company’s management (“management”) has broad discretion with respect to the specific application of the net proceeds of the Initial Public Offering, the Over-Allotment and the sale of the Private Placement Warrants, although substantially all of the net proceeds are intended to be applied generally toward consummating a Business Combination. There is no assurance that the Company will be able to complete a Business Combination successfully. The Company must complete one or more initial Business Combinations having an aggregate fair market value of at least
80
% of the net assets held in the Trust Account (net of amounts disbursed to management for working capital purposes and excluding the amount of any deferred underwriting discount held in the Trust Account) at the time of the signing of the agreement to enter into the initial Business Combination, and a majority of the independent directors must approve such initial Business Combination. However, the Company will only complete a Business Combination if the post-transaction company owns or acquires
50
% or more of the outstanding voting securities of the target or otherwise acquires a controlling interest in the target sufficient for it not to be required to register as an investment company under the Investment Company Act.
The Company will provide the holders (the “Public Shareholders”) of Public Shares with the opportunity to redeem all or a portion of their Public Shares upon the completion of a Business Combination either (i) in connection with a shareholder meeting called to approve the Business Combination or (ii) by means of a tender offer. The decision as to whether the Company will seek shareholder approval of a Business Combination or conduct a tender offer will be made by the Company, solely in its discretion. The Public Shareholders will be entitled to redeem their Public Shares for a pro rata portion of the amount then in the Trust Account (initially at $10.00 per Public Share, plus any pro rata interest earned on the funds held in the Trust Account and not previously released to the Company to pay its taxes). The per-share
amount to be distributed to Public Shareholders who redeem their Public Shares will not be reduced by the deferred underwriting commissions the Company will pay to the underwriters (as discussed in Note 5). These Public Shares are classified as temporary equity in accordance with the Financial Accounting Standards Board’s (“FASB”) Accounting Standards Codification (“ASC”) Topic 480 “Distinguishing Liabilities from Equity.” In such case, the Company will proceed with a Business Combination if the Company has net tangible assets of at least $5,000,001 upon such consummation of a Business Combination and only if a majority of the ordinary shares, represented in person or by proxy and entitled to vote thereon, voted at a shareholder meeting are voted in favor of the Business Combination. If a shareholder vote is not required by law and the Company does not decide to hold a shareholder vote for business or other reasons, the Company will, pursuant to the amended and restated memorandum and articles of association which the Company adopted in connection with the Initial Public Offering (the “Amended and Restated Memorandum and Articles of Association”), conduct the redemptions pursuant to the tender offer rules of the U.S. Securities and Exchange Commission (the “SEC”) and file tender offer documents with the SEC prior to completing a Business Combination. If, however, shareholder approval of the transactions is required by law, or the Company decides to obtain shareholder approval for business or other reasons, the Company will offer to redeem shares in conjunction with a proxy solicitation pursuant to the proxy rules and not pursuant to the tender offer rules. Additionally, each Public Shareholder may elect to redeem their Public Shares irrespective of whether they vote for or against the proposed transaction or vote at all. If the Company seeks shareholder approval in connection with a Business Combination, the initial shareholders (as defined below) and HCGP agreed to vote their Founder Shares (as defined below in Note 4) and any Public Shares purchased during or after the Initial Public Offering, and the Anchor Investors agreed to vote any Founder Shares held by them, in favor of a Business Combination. Subsequent to the consummation of the Initial Public Offering, the Company adopted an insider trading policy which requires insiders to: (i) refrain from purchasing shares during certain blackout periods and when they are in possession of any material non-public
information and (ii) clear all trades with the Company’s legal counsel prior to execution. In addition, HCGP and the initial shareholders agreed that they will not be entitled to redemption rights with respect to their Founder Shares and Public Shares in connection with the completion of a Business Combination.
Notwithstanding the foregoing, if the Company seeks shareholder approval of its Business Combination and does not conduct redemptions in connection with its Business Combination pursuant to the tender offer rules, the Amended and Restated Memorandum and Articles of Association provides that a Public Shareholder, together with any affiliate of such shareholder or any other person with whom such shareholder is acting in concert or as a “group” (as defined under Section 13 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”)), will be restricted from redeeming its shares with respect to more than an aggregate of 20% of the Class A ordinary shares sold in the Initial Public Offering, without the prior consent of the Company.

At the time of the Initial Public Offering, the Company’s Sponsor, officers and directors (the “initial shareholders”) agreed not to propose an amendment to the Amended and Restated Memorandum and Articles of Association that would modify the substance or timing of the Company’s obligation to provide holders of its Public Shares the right to have their shares redeemed in connection with a Business Combination or to redeem
100
% of the Company’s Public Shares if the Company does not complete its Business Combination within 24 months from the closing of the Initial Public Offering, or July 22, 2023, or 27 months from the closing of the Initial Public Offering, or October 22, 2023, if the Company executed a letter of intent, agreement in principle or definitive agreement for an initial Business Combination within 24 months from the closing of the Initial Public Offering but has not completed the initial Business Combination within such
24-month
period or with respect to any other provision relating to the rights of Public Shareholders, unless the Company will provide the Public Shareholders with the opportunity to redeem their Class A ordinary shares in conjunction with any such amendment. On July 20, 2023, the Company issued a press release announcing that it had executed a new non-binding
letter of intent for a proposed business combination with an industrial renewable power solutions company (the “Letter of Intent”). As a result of the signed Letter of Intent, pursuant to the provisions of the Company’s Amended and Restated Memorandum and Articles of Association, the date by which the Company must consummate its Business Combination was automatically extended from July 22, 2023 to October 22, 2023.
On October 19, 2023, the Company held an extraordinary general meeting in lieu of an annual general meeting of shareholders (the “Extension Meeting”) and filed an amendment to the Amended and Restated Memorandum and Articles of Association to extend the date by which the Company has to consummate an initial Business Combination from October 22, 2023 on a monthly basis up to six times until April 22, 2024 (or such earlier date as determined by the board of directors of the Company (the “Board”)). The Sponsor agreed to deposit $258,970.53 per month into the Trust Account, for each calendar month (commencing on October 23, 2023 and on the 23 rd
day of each subsequent month) until April 22, 2024, or portion thereof, that is needed to complete an initial Business Combination.
At the Extension Meeting, shareholders holding 17,235,298 of the Company’s Public Shares exercised their right to redeem such shares for a pro rata portion of the funds in the Trust Account. As a result, approximately $180.9 million (approximately $10.49 per share) was removed from the Trust Account to pay such holders.
On October 20, 2023, the Company issued a promissory note (the “Extension Note”) in the aggregate principal amount of up to $1,553,823.18 (“Extension Funds”) to the Sponsor, pursuant to which the Extension Funds will be deposited into the Company’s Trust Account for the benefit of each outstanding Public Share that was not redeemed in connection with the Extension Meeting. The Extension Note bears no interest and is repayable in full upon the earlier of (a) the date of the consummation of the Company’s initial Business Combination, and (b) the date of the liquidation of the Company.
The Company will deposit $258,970.53 per month into the Trust Account, which equates to $0.015 per remaining Public Share, for each calendar month (commencing on October 23, 2023 and on the 23rd day of each subsequent month) until April 22, 2024, or portion thereof, that is needed to complete an initial Business Combination, for up to an aggregate of $1,553,823.18. On December 15, 2023 and February 21, 2024, the Company deposited $258,970.53, on each date, into the Trust Account, respectively.

The Anchor Investors are not entitled to (i) redemption rights with respect to any Founder Shares held by them in connection with the completion of a Business Combination, (ii) redemption rights with respect to any Founder Shares held by them in connection with a shareholder vote to amend the Amended and Restated Memorandum and Articles of Association in a manner that would affect the substance or timing of the Company’s obligation to redeem 100% of its Public Shares if the Company has not consummated a Business Combination within the Combination Period or (iii) rights to liquidating distributions from the Trust Account with respect to any Founder Shares held by them if the Company fails to complete a Business Combination within the Combination Period (although they will be entitled to liquidating distributions from the Trust Account with respect to any Public Shares they hold if the Company fails to complete a Business Combination within the Combination Period).
If the Company has not completed a Business Combination within the Combination Period, the Company will (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but not more than ten business days thereafter, redeem the Public Shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account, including interest earned on the funds held in the Trust Account and not previously released to the Company to pay its taxes (less up to

$
100,000
of interest to pay dissolution expenses and net of taxes payable), divided by the number of then outstanding Public Shares, which redemption will completely extinguish the Public Shareholders’ rights as shareholders (including the right to receive further liquidating distributions, if any), subject to applicable law, and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the remaining shareholders and the Board, liquidate and dissolve, subject in the case of clauses (ii) and (iii), to the Company’s obligations under Cayman Islands law to provide for claims of creditors and the requirements of other applicable law.
HCGP and the initial shareholders agreed to waive their liquidation rights with respect to the Founder Shares held by them if the Company fails to complete a Business Combination within the Combination Period. However, if the initial shareholders acquire Public Shares in or after the Initial Public Offering, they will be entitled to liquidating distributions from the Trust Account with respect to such Public Shares if the Company fails to complete a Business Combination within the Combination Period. Three of the four underwriters agreed to waive their rights to their deferred underwriting commission (see Note 5) held in the Trust Account with respect to the Company’s Letter of Intent for the Transactions with One Energy, and, in such event, such amounts will be included with the other funds held in the Trust Account that will be available to fund the redemption of the Public Shares. In the event of such distribution, it is possible that the per share value of the assets remaining available for distribution (including Trust Account assets) will be only $10.00 per share initially held in the Trust Account. In order to protect the amounts held in the Trust Account, the Sponsor agreed to be liable to the Company if and to the extent any claims by a third party for services rendered or products sold to the Company, or a prospective target business with which the Company has discussed entering into a transaction agreement, reduce the amount of funds in the Trust Account to below the lesser of (i) $10.00 per Public Share and (ii) the actual amount per Public Share held in the Trust Account as of the date of the liquidation of the Trust Account if less than $10.00 per Public Share due to reductions in the value of the trust assets. This liability will not apply with respect to any claims by a third party who executed a waiver of any right, title, interest or claim of any kind in or to any monies held in the Trust Account or to any claims under the Company’s indemnity of the underwriters of the Initial Public Offering against certain liabilities, including liabilities under the Securities Act of 1933, as amended (the “Securities Act”).
Moreover, in the event that an executed waiver is deemed to be unenforceable against a third party, the Sponsor will not be responsible to the extent of any liability for such third-party claims. The Company will seek to reduce the possibility that the Sponsor will have to indemnify the Trust Account due to claims of creditors by endeavoring to have all vendors, service providers (excluding the Company’s independent registered public accounting firm), prospective target businesses or other entities with which the Company does business, execute agreements with the Company waiving any right, title, interest or claim of any kind in or to monies held in the Trust Account.

On July 16, 2023, each of Juan J. Daboub, Mary Beth Mandanas and Greg A. Walker resigned from the Board and all committees thereof. None of Mr. Daboub’s, Ms. Mandanas’ or Mr. Walker’s resignation was a result of any disagreement with the Company or the Board on any matters related to the Company’s operation, policies or practices.
In connection with each of Mr. Daboub’s, Ms. Mandanas’ and Mr. Walker’s resignation and in accordance with the terms of the arrangement to which each of them agreed at the time of their respective appointment to the Board, each of Mr. Daboub, Ms. Mandanas and Mr. Walker forfeited to the Company all of the Class B ordinary shares, par value $0.0001 per share, which were previously issued to them in connection with their appointment to the Board.
On July 19, 2023, the Board appointed Thomas D. Hennessy as a director of the Company, effective immediately. Mr. Hennessy replaced Stephen Pang, who resigned as a director of the Company on the same day. Mr. Pang’s resignation was not the result of any disagreement with the Company or the Board. Mr. Pang continues in his positions as President and Chief Financial Officer of the Company.
In addition, Steven Schnitzer resigned as the Vice President, General Counsel and Secretary of the Company on the same day. Mr. Schnitzer’s resignation was not the result of any disagreement with the Company or the Board.

On July 17, 2023, three of the four underwriters for the Company’s Initial Public Offering, consisting of Barclays Capital Inc., Goldman Sachs & Co. LLC and Academy Securities, Inc., agreed to waive all rights to their respective portion of the underwriting commissions (or approximately $
9.96
 million of the total $
12.075
 million of the underwriting commissions) with respect to the Transactions with One Energy. As of December 31, 2023, one of the underwriters had further agreed to waive all rights to their respective portion of the underwriting commissions (approximately $
4.83
million) with respect to the Transactions with One Energy or to any future Business Combination.
Pursuant to that certain securities purchase agreement, dated as of July 19, 2023, HCGP acquired from TortoiseEcofin Borrower all of its limited liability company interests in the Sponsor, as well as 5,893,333 Private
Placement
Warrants held by TortoiseEcofin Borrower. In connection with the transaction, HCGP assumed Tortoise Capital Advisors, L.L.C.’s (“Tortoise Capital Advisors”) rights and obligations under the Administrative Support Agreement (see Note 4).
On July 31, 2023, the Board appointed Jack Leeney, Andrew Lipsher and Matthew Schindel as directors of the Company, effective immediately. Each of the directors serves on the audit, compensation and nominating and corporate governance committees of the Board with Mr. Leeney serving as chair of the compensation committee, Mr. Lipsher serving as chair of the nominating and corporate governance committee, and Mr. Schindel serving as chair of the audit committee. As compensation for their services, each of the directors received 20,000 Class B ordinary shares of the Company and will also be entitled to cash compensation of $25,000 per quarter.
On December 10, 2023, the Company entered into Loan and Transfer Agreements with the Sponsor, One Energy Enterprises Inc. (“One Energy”) and other parties (the “Lenders”), pursuant to which the Lenders agreed to loan an aggregate of $
1.0

million to the Sponsor (the “Loan”) and the Sponsor intends to loan such amount to the Company (the “SPAC Loan”). Neither the Loan nor the SPAC Loan will accrue any interest. As of December 31, 2023, $999,000 had been drawn and outstanding under the Loan and Transfer Agreements.
The Sponsor and the Company are jointly responsible for the payment of the principal amount of the Loan within five business days of the completion of the Transactions with One Energy. In addition, within five business days of the completion of the Business Combination, One Energy will pay the Lenders an additional one-time
cash payment in the aggregate amount of $499,500. In addition, in the event the Transactions with One Energy is completed and a mandatory trigger of One Energy’s Series A preferred stock occurs, each Lender will have a one-time
option to cause the combined publicly-listed company to repurchase up to 360,000 shares of Class A common stock, on an as-converted
basis, owned by such Lender as a result of private purchases of One Energy’ shares prior to the closing of the Transactions at $10.00 per share, which option is exercisable within the first thirty trading days following the completion of the Transactions with One Energy.

If the Transactions with One Energy are not completed, One Energy will issue to each Lender the number of shares of its common stock equal to the principal amount of its Loan at a price that values One Energy at its most recent private company equity valuation. If One Energy’s shares of common stock are not listed on a national securities exchange by December 31, 2026, each Lender will also have a one-time
option to cause One Energy to redeem all of their owned shares resulting from the agreement for an amount equal to the product of (x) 1.05 and (y) each Lender’s pro rata amount of the Loan.
As additional consideration for the Lenders making the Loan available to the Sponsor, the Sponsor agreed to transfer to the Lenders an aggregate of 499,500 Class B ordinary shares of the Company upon the closing of the Transactions with One Energy.
Liquidity, Capital Resources and Going Concern
As of December 31, 2023, the Company had approximately $469,000 in operating cash and a working capital deficit of approximately $1,021,000.
The Company’s liquidity needs prior to the consummation of the Initial Public Offering were satisfied through the payment of $25,000 from the Sponsor to cover certain expenses on behalf of the Company in consideration of Founder Shares, and a loan from the Sponsor of approximately $195,000, under the Note (as defined in Note 4). The Company repaid the Note in full on July 22, 2021 and borrowings under the Note are no longer available.
Subsequent to the consummation of the Initial Public Offering, the Company’s liquidity has been satisfied through the net proceeds of $3.5 million from the consummation of the Initial Public Offering, the Over-Allotment, the Private Placement and the Second Private Placement held outside of the Trust Account. In addition, in order to finance general working capital needs in connection with a Business Combination, the Sponsor or an affiliate of the Sponsor, or certain of the Company’s officers and directors may, but are not obligated to, provide the Company Working Capital Loans (as defined in Note
5
). On February 1, 2023, the Company issued a nonconvertible, unsecured promissory note (the “2023 Note”) in the principal amount of $500,000 to TortoiseEcofin Borrower. The 2023 Note does not bear interest and is repayable in full upon consummation of a Business Combination. If the Company does not complete a Business Combination, the 2023 Note will not be repaid and all amounts owed under it will be forgiven. On July 19, 2023, The Company issued a promissory note (the “HCGP Note”) in the principal amount of up to $1,000,000 to HCGP. The HCGP Note was issued in connection with advances HCGP may make in the future to the Company for working capital expenses. The HCGP Note bears no interest and is repayable in full upon the earlier of (i) the date on which the Company consummates its initial Business Combination and (ii) the date that the winding up of the Company is effective. At the election of HCGP, all or a portion of the unpaid principal amount of the HCGP Note may be converted into warrants of the Company at a price of $1.50 per warrant (the “Conversion Warrants”). The Conversion Warrants and their underlying securities are entitled to the registration rights set forth in the HCGP Note. On August 7, 2023 and August 18, 2023, the Company borrowed $100,000 and $280,000, respectively, under the HCGP Note. See Note 4. As of December 31, 2023 and 2022, there were $335,000 and $0, respectively, outstanding under Working Capital
Loans reported as promissory note – related party on the accompanying consolidated balance sheets.
In connection with the Company’s assessment of going concern considerations in accordance with FASB ASC Topic
205-40,
“Presentation of Financial Statements-Going Concern,” management has determined that the liquidity condition and mandatory liquidation and subsequent dissolution raise substantial doubt about the Company’s ability to continue as a going concern. The Company intends to complete a Business Combination before the mandatory liquidation date of April 22, 2024; however, there can be no assurance that the Company will be able to consummate a Business Combination by the Combination Period. No adjustments have been made to the carrying amounts of assets or liabilities should the Company be required to liquidate after the Combination Period. The financial statements do not include any adjustment that might be necessary if the Company is unable to continue as a going concern.

One Energy Enterprises Inc [Member]
DESCRIPTION OF ORGANIZATION, BUSINESS OPERATIONS AND BASIS OF PRESENTATION
1.	ORGANIZATION AND NATURE OF OPERATIONS
One Energy Enterprises Inc. (“OEE,” or the “Company”) designs, builds, maintains, and operates capital intensive private electrical infrastructure for large industrial energy consumers. These systems include megawatt scale wind turbines and managed high voltage systems. The Company operates primarily in the Midwest and does not currently operate outside of the United States. The Company finalized its operating agreement and began its first year of business in 2010. On December 29, 2021, One Energy Enterprises LLC completed the conversion to a
C-corporation
and thus changed its name to One Energy Enterprises Inc. The Company constitutes a continuation of the existence of the LLC in the form of a corporation under Delaware law and this conversion will not affect the Company’s rights or obligations.
The Company develops and constructs renewable energy projects with investors through special purpose limited liability companies (“Project Companies”). The cost of the Project Companies’ energy systems qualifies for energy investment tax credits as provided under section 48 of the Internal Revenue Code (“IRC”) (Section 48 Tax Credit). A summary of the Project Companies is provided below.
The Company has secured long-term Power Purchase Agreements (“PPA”) or Renewable Energy Agreements (“REA”) within the Project Companies. The revenue from these contracts represents the majority of the revenue of the Company. The Project Companies participate in renewable energy credit sales of the renewable energy credits they generate (“generated RECs”).
The Company’s subsidiaries support the operations of the business as follows:
Main Operating Subsidiaries that are Consolidated:

•
Design and construction of the wind turbines through One Energy Solutions LLC (“OES”). OES is Variable Interest Entity (VIE) as a result of its management structure. OEE is the primary beneficiary of OES and has a 99% economic interest in the entity.

•	Operations, maintenance, asset management, and market settlements oversight through One Energy Capital LLC (“OEC”).

•	OE Consulting Services LLC (“OE Consulting”) provides internal and external energy consulting services to help companies become better consumers of energy.

•	OE Retail Services LLC (“OE Retail”) provides energy brokerage services to external customers for both electricity and natural gas supply.

•
Construction financing provided by One Energy Capital Corporation (“OECC”). OECC also handles asset procurement. This entity stores the asset and then distributes it to OES at cost or with an equity contribution to the projects directly (or through a fleet entity such as OECC Fleet Alpha).

•
Construction, operation, and leasing of campuses that host mobile computing units for computing operations is provided by ONE MWHUB 01 LLC (formerly known as OE Mining LLC) (“HUB01”). HUB01 owns the infrastructure only and receives a monthly rental fee in U.S. Dollars. HUB01 does not mine or own or accept as payment any form of digital currency.

•	Internal training to the employees and occasional external training is provided by One Energy Training Institute LLC (“OETI”).

Project and Fleet Companies:

•
Groups of projects that are financed in a common transaction are grouped under fleet companies that are entitled to the majority of the distributable cash from the Project Companies. Fleet-level debt is held by OECC Fleet Alpha LLC (“OECC FA”), a Fleet Company. OECC FA is 100% owned by OECC.

•	Project Companies that enter into the PPAs or REAs with customers for a specific site or project include the following groups of entities:

•	Consolidated Variable Interest Entities (VIEs):

•	OEE XIX LLC

•	OEE XXIII LLC

•	OEE XXIV LCC

•	OEE XXV LLC

•	OEE XXVI LLC

•	OEE XXVIII LLC

•	OEE XXX LLC

•	See Note 2, Summary of Significant Accounting Policies - Variable Interest Entities of the Company’s consolidated financial statements for the year ended December 31, 2023 for additional details.

•	Nonconsolidated VIEs:

•	OEE XVII LLC

•	OEE XX LLC

•	See Note 2, Summary of Significant Accounting Policies - Variable Interest Entities of the Company’s consolidated financial statements for the year ended December 31, 2023 for additional details.

•	Wholly owned entities that are consolidated but are not VIEs:

•	OEE XXXIII, LLC

•	OEE XXXIV LLC

•	OEE XXXV LLC

•	OEE XXXVI LLC
Note that the Consolidated VIEs listed above and the wholly-owned entities which are consolidated but not VIEs, taken together, constitute the Consolidated Project Companies.

1.	ORGANIZATION AND NATURE OF OPERATIONS
One Energy Enterprises Inc. (“OEE,” or the “Company”) designs, builds, maintains, and operates capital intensive private electrical infrastructure for large industrial energy consumers. These systems include megawatt scale wind turbines and managed high voltage systems. The Company operates primarily in the Midwest and does not currently operate outside of the United States. The Company finalized its operating agreement and began its first year of business in 2010. On December 29, 2021, One Energy Enterprises LLC completed the conversion to a
C-corporation
and thus changed its name to One Energy Enterprises Inc. The Company constitutes a continuation of the existence of the LLC in the form of a corporation under Delaware law and this conversion will not affect the Company’s rights or obligations.
The Company develops and constructs renewable energy projects with investors through special purpose limited liability companies (“Project Companies”). The cost of the Project Companies’ energy systems qualifies for energy investment tax credits as provided under section 48 of the Internal Revenue Code (“IRC”) (Section 48 Tax Credit). A summary of the Project Companies is provided below.
The Company has secured long-term Power Purchase Agreements (“PPA”) or Renewable Energy Agreements (“REA”) within the Project Companies. The revenue from these contracts represents the majority of the revenue of the Company. The Project Companies participate in renewable energy credit sales of the renewable energy credits they generate (“generated RECs”).
The Company’s subsidiaries support the operations of the business as follows:
Main Operating Subsidiaries that are Consolidated:

•
Design and construction of the wind turbines through One Energy Solutions LLC (“OES”). OES is Variable Interest Entity (VIE) as a result of its management structure. OEE is the primary beneficiary of OES and has a
99%
economic interest in the entity.

•	Operations, maintenance, asset management, and market settlements oversight through One Energy Capital LLC (“OEC”).

•	OE Consulting Services LLC (“OE Consulting”) provides internal and external energy consulting services to help companies become better consumers of energy.

•	OE Retail Services LLC (“OE Retail”) provides energy brokerage services to external customers for both electricity and natural gas supply.

•
Construction financing provided by One Energy Capital Corporation (“OECC”). OECC also handles asset procurement. This entity stores the asset and then distributes it to OES at cost or with an equity contribution to the projects directly (or through a fleet entity such as OECC Fleet Alpha).

•
Construction, operation, and leasing of campuses that host mobile computing units for computing operations is provided by ONE MWHUB 01 LLC (formerly known as OE Mining LLC) (“HUB01”). HUB01 owns the infrastructure only and receives a monthly rental fee in U.S. Dollars. HUB01 does not mine or own or accept as payment any form of digital currency.

•	Internal training to the employees and occasional external training is provided by One Energy Training Institute LLC (“OETI”).
Project and Fleet Companies:

•
Groups of projects that are financed in a common transaction are grouped under fleet companies that are entitled to the majority of the distributable cash from the Project Companies. Fleet-level debt is held by OECC Fleet Alpha LLC (“OECC FA”), a Fleet Company. OECC FA is 100% owned by OECC.

•	Project Companies that enter into the PPAs or REAs with customers for a specific site or project include the following groups of entities:

•	Consolidated Variable Interest Entities (VIEs):

•	OEE XIX LLC

•	OEE XXIII LLC

•	OEE XXIV LCC

•	OEE XXV LLC

•	OEE XXVI LLC

•	OEE XXVIII LLC

•	OEE XXX LLC

•	See Note 2, Summary of Significant Accounting Policies - Variable Interest Entities for additional details.

•	Nonconsolidated VIEs:

•	OEE XVII LLC

•	OEE XX LLC

•	See Note 2, Summary of Significant Accounting Policies - Variable Interest Entities for additional details.

•	Wholly owned entities that are consolidated but are not VIEs:

•	OEE XXXIII, LLC

•	OEE XXXIV LLC

•	OEE XXXV LLC

•	OEE XXXVI LLC
Note that the Consolidated VIEs listed above and the wholly-owned entities which
are consolidated but not VIEs, taken together, constitute the Consolidated Project Companies.